SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	$ 630.6	$ 604.5